ACCOUNTS RECEIVABLE / ACCOUNTS PAYABLE (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Settlement Related To Accounts Receivable And Payable	$ 2,589,739	$ 0